Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Parenthetical) (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended		36 Months Ended		48 Months Ended
	Dec. 31, 2020 Case	Oct. 31, 1997 GBP (£) Instalment	Oct. 31, 1997 USD ($) Instalment	Dec. 31, 2020 GBP (£) Case	Dec. 31, 2020 USD ($) Case	Dec. 31, 2020 GBP (£) Case	Dec. 31, 2020 USD ($) Case	Dec. 31, 2020 Case
Individual Smoking and Health Cases, US Tobacco Related | US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts				£ 108.0	$ 147.0
Number of cases have received adverse verdicts or judgments	4			4	4	4	4	4
Broin v Philip Morris, Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount		£ 220.0	$ 300.0
Number of annual installment for payment | Instalment		3	3
Litigation settlement, annual installment amount		£ 73.0	$ 100.0
Amount of plaintiff's counsel fees payable		36.0	49.0
Broin v Philip Morris, Inc | R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		63.0	86.0
Broin v Philip Morris, Inc | Brown and Williamson Holdings Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		41.0	57.0
Broin v Philip Morris, Inc | Lorillard Tobacco | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		£ 23.0	$ 31.0
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, number of trials during period								0
Filter Cases | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount						£ 22.8	$ 31.3
Number of cases	48
Filter Cases | Lorillard Tobacco and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases for which damages paid to plaintiffs						124	124